UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-21073

Bragg Capital Trust
(Exact name of registrant as specified in charter)

1031 South Caldwell Street
Suite 200
Charlotte, NC  28203
(Address of principal executive offices)(zip code)

1031 South Caldwell Street
Suite 200
Charlotte, NC  28203
(Name and address of agent for service)

Registrant's telephone number, including area code: (704) 714-7711

Date of fiscal year end: May 31

Date of reporting period: February 28, 2014

Item 1.  Schedule of Investments

Queens Road Value Fund
SCHEDULE OF INVESTMENTS
As of 02/28/2014 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 85.2%
	AEROSPACE/DEFENSE – 4.5%
8,000	General Dynamics Corp.	$876,320
6,600	United Technologies Corp.	772,332
		1,648,652
	APPAREL – 2.3%
14,000	VF Corp.	820,260

	BANKS – 3.8%
14,500	Bank of New York Mellon Corp.	464,000
9,000	JPMorgan Chase & Co.	511,380
6,000	State Street Corp.	394,020
		1,369,400
	BEVERAGES – 3.8%
6,380	Beam, Inc.	529,285
10,000	Constellation Brands, Inc., Class A*	810,300
2,880	Crimson Wine Group Ltd.*	23,097
		1,362,682
	BUILDING MATERIALS – 0.8%
6,380	Fortune Brands Home & Security, Inc.	298,201

	COAL – 0.5%
10,000	Peabody Energy Corp.	175,600

	COMPUTERS – 3.5%
3,500	International Business Machines Corp.	648,095
15,000	NetApp, Inc.	606,150
		1,254,245
	COSMETICS/PERSONAL CARE – 1.9%
8,800	Procter & Gamble Co.	692,208

	DIVERSIFIED FINANCIAL SERVICES – 2.9%
8,000	American Express Co.	730,240
3,900	T. Rowe Price Group, Inc.	316,563
		1,046,803
	ELECTRIC – 5.5%
13,000	American Electric Power Co., Inc.	652,600
8,284	Duke Energy Corp.	587,170
13,000	Exelon Corp.	395,330
8,400	Southern Co.	355,740
		1,990,840
	ELECTRONICS – 1.0%
3,400	Allegion PLC*	184,790
4,000	Tyco International Ltd.	168,720
		353,510

Queens Road Value Fund
SCHEDULE OF INVESTMENTS
As of 02/28/2014 (Unaudited)

Number of Shares		Value

	ENVIRONMENTAL CONTROL – 1.1%
10,000	Waste Management, Inc.	$415,000

	FOOD – 3.2%
3,000	Kraft Foods Group, Inc.	165,810
9,000	Mondelez International, Inc., Class A	306,270
16,400	Unilever PLC ADR	672,892
		1,144,972
	HEALTHCARE-PRODUCTS – 0.6%
3,162	Covidien PLC	227,506

	HEALTHCARE-SERVICES – 1.1%
4,300	WellPoint, Inc.	389,537

	HOLDING COMPANIES-DIVERSIFIED – 2.2%
28,800	Leucadia National Corp.	804,672

	HOUSEHOLD PRODUCTS/WARES – 3.5%
8,400	Clorox Co.	733,152
5,000	Kimberly-Clark Corp.	551,750
		1,284,902
	INSURANCE – 1.4%
3	Berkshire Hathaway, Inc., Class A*	521,124

	INTERNET – 1.4%
24,000	Symantec Corp.	515,520
297	Yahoo!, Inc.*	11,485
		527,005
	MEDIA – 9.0%
10,490	CBS Corp., Class B	703,669
10,000	DIRECTV*	776,000
11,900	Thomson Reuters Corp.	408,646
5,166	Time Warner, Inc.	346,794
30,500	Twenty-First Century Fox, Inc.	1,022,970
		3,258,079
	MISCELLANEOUS MANUFACTURING – 4.1%
5,100	3M Co.	687,123
2,300	Danaher Corp.	175,927
10,200	Ingersoll-Rand PLC	623,628
		1,486,678
	OIL & GAS – 1.2%
4,700	Exxon Mobil Corp.	452,469

	PHARMACEUTICALS – 9.6%
5,000	Bristol-Myers Squibb Co.	268,850
9,000	GlaxoSmithKline PLC ADR	503,460
10,050	Johnson & Johnson	925,806

Queens Road Value Fund
SCHEDULE OF INVESTMENTS
As of 02/28/2014 (Unaudited)

Number of Shares		Value

13,820	Merck & Co., Inc.	$787,602
31,000	Pfizer, Inc.	995,410
		3,481,128
	RETAIL – 2.8%
4,225	McDonald's Corp.	402,009
45,000	Staples, Inc.	611,550
		1,013,559
	SEMICONDUCTORS – 1.1%
16,000	Intel Corp.	396,160

	SOFTWARE – 3.9%
11,500	Microsoft Corp.	440,565
25,000	Oracle Corp.	977,750
		1,418,315
	TELECOMMUNICATIONS – 8.5%
21,100	AT&T, Inc.	673,723
30,000	Cisco Systems, Inc.	654,000
20,000	Corning, Inc.	385,400
120,000	Nokia OYJ ADR*	909,600
10,000	Verizon Communications, Inc.	475,800
		3,098,523
	TOTAL COMMON STOCKS (Cost $19,532,292)	30,932,030

	EXCHANGE-TRADED FUNDS – 1.0%
	COMMODITY FUND – 1.0%
30,000	iShares Gold Trust*	385,500

	TOTAL EXCHANGE-TRADED FUNDS (Cost $295,770)	385,500

	SHORT-TERM INVESTMENTS – 13.6%
4,928,373	Invesco Short Term Investment Prime Portfolio, 0.04%**	4,928,373

	TOTAL SHORT-TERM INVESTMENTS (Cost $4,928,373)	4,928,373

	TOTAL INVESTMENTS – 99.8% (Cost $24,756,435)	36,245,903
	Other Assets in Excess of Liabilities – 0.2%	59,713

	TOTAL NET ASSETS –100.0%	$36,305,616

ADR – American Depositary Receipt
PLC – Public Limited Company

*	Non-income Producing.
**	Variable rate security; the coupon rate shown represents the yield at February 28, 2014.

See accompanying Notes to Schedule of Investments.

Queens Road Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of 02/28/2014 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 80.0%
	AEROSPACE/DEFENSE – 8.8%
20,700	Alliant Techsystems, Inc.	$2,790,153
32,315	Cubic Corp.	1,680,380
72,789	Ducommun, Inc.*	2,023,534
		6,494,067
	APPAREL – 1.5%
67,026	Delta Apparel, Inc.*	1,085,151

	AUTO MANUFACTURERS – 3.4%
42,626	Oshkosh Corp.	2,465,062

	COMPUTERS – 10.3%
30,720	Digimarc Corp.	902,554
29,000	DST Systems, Inc.	2,725,420
60,832	Radisys Corp.*	252,453
42,000	Synaptics, Inc.*	2,731,680
28,496	Unisys Corp.*	975,133
		7,587,240
	DISTRIBUTION/WHOLESALE – 4.8%
51,080	Owens & Minor, Inc.	1,773,497
40,555	United Stationers, Inc.	1,728,860
		3,502,357
	DIVERSIFIED FINANCIAL SERVICES – 0.5%
32,980	Janus Capital Group, Inc.	369,046

	ELECTRIC – 1.0%
18,525	MGE Energy, Inc.	714,695

	ELECTRONICS – 8.1%
25,400	Park Electrochemical Corp.	723,646
33,000	Tech Data Corp.*	1,900,800
145,100	TTM Technologies, Inc.*	1,218,840
151,408	Vishay Intertechnology, Inc.	2,140,909
		5,984,195
	ENGINEERING & CONSTRUCTION – 1.8%
28,919	URS Corp.	1,344,734

	ENVIRONMENTAL CONTROL – 3.3%
121,700	Darling International, Inc.*	2,455,906

	GAS – 5.4%
28,520	New Jersey Resources Corp.	1,283,685
33,900	Piedmont Natural Gas Co., Inc.	1,146,498
11,222	South Jersey Industries, Inc.	641,674

Queens Road Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of 02/28/2014 (Unaudited)

Number of Shares		Value

20,000	UGI Corp.	$893,800
		3,965,657
	HEALTHCARE-PRODUCTS – 3.9%
2,703	Atrion Corp.	782,329
45,000	STERIS Corp.	2,076,750
		2,859,079
	INSURANCE – 9.9%
15,456	Endurance Specialty Holdings Ltd.	805,876
78,687	Hilltop Holdings, Inc.*	1,928,618
79,895	Horace Mann Educators Corp.	2,285,796
51,800	RLI Corp.	2,234,134
		7,254,424
	MACHINERY-DIVERSIFIED – 4.2%
25,875	Graco, Inc.	2,019,026
42,285	Hurco Cos., Inc.	1,057,548
		3,076,574
	MEDIA – 2.9%
18,061	Meredith Corp.	845,255
35,545	Scholastic Corp.	1,254,027
		2,099,282
	MINING – 0.0%
281	Horsehead Holding Corp.*	4,993

	PHARMACEUTICALS – 0.7%
17,012	Prestige Brands Holdings, Inc.*	484,672

	RETAIL – 1.8%
48,000	Cato Corp., Class A	1,347,360

	SOFTWARE – 1.8%
7,192	CSG Systems International, Inc.	201,376
19,222	SYNNEX Corp.*	1,143,325
		1,344,701
	TELECOMMUNICATIONS – 2.3%
38,400	Plantronics, Inc.	1,704,192

	TEXTILES – 3.6%
23,864	UniFirst Corp.	2,617,642

	TOTAL COMMON STOCKS (Cost $35,234,343)	58,761,029

	MUTUAL FUNDS – 1.2%
56,846	Central Fund of Canada Ltd., Class A***	836,205

	TOTAL MUTUAL FUNDS (Cost $811,601)	836,205

Queens Road Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of 02/28/2014 (Unaudited)

Number of Shares		Value

	SHORT-TERM INVESTMENTS – 18.8%
13,805,494	Invesco Short Term Investment Prime Portfolio, 0.04%**	$13,805,494

	TOTAL SHORT-TERM INVESTMENTS (Cost $13,805,494)	13,805,494

	TOTAL INVESTMENTS – 100.0% (Cost $49,851,438)	73,402,728
	Other Assets in Excess of Liabilities – 0.0%	32,630

	TOTAL NET ASSETS –100.0%	$73,435,358

*	Non-income Producing.
**	Variable rate security; the coupon rate shown represents the yield at February 28, 2014.
***	Passive foreign investment company.

See accompanying Notes to Schedule of Investments.

Notes to Schedules of Investments

Federal Tax Information

At May 31, 2013, the gross unrealized appreciation and (depreciation) of investments based on cost for federal income tax purposes were as follows:

	Value Fund	Small Cap Value Fund
Cost of Investments	$23,456,453	$62,916,215

Gross Unrealized Appreciation	$10,741,098	$18,205,099
Gross Unrealized Depreciation	(544,673)	(1,660,332)
Net Unrealized Appreciation on Investments	$10,196,425	$16,544,767

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to wash sale loss deferrals and passive foreign investment companies ("PFICs").

Security Valuation

Securities, including common stocks and exchange traded funds, which are traded on a national securities exchange are valued at the last quoted sales price, and generally classified as a Level 1 investment. Investments in mutual funds, including money market funds, are valued at the ending net asset value provided by the funds, and generally classified as a Level 1 investment. If there are no sales reported, the Fund’s portfolio securities will be valued using the last reported bid price. Short-term obligations having remaining maturities of 60 days or less are valued at amortized cost, and generally classified as a Level 2 investment. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by and under the direction of the Trust’s Board of Trustees, and generally classified as a Level 3 investment.

In accordance with accounting policies generally accepted in the United States of America (“GAAP”), fair value is defined as the price that the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. The three-tier hierarchy of inputs is summarized below.

•
Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. Common Stocks, Exchange-Traded Funds and Mutual Funds are generally categorized as Level 1.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data. Fixed income securities, repurchase agreements, and securities valued by an independent fair value pricing service are generally categorized as Level 2.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the company’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The Funds did not hold any Level 2 or Level 3 securities during the period ended February 28, 2014. There were no transfers into and out of any level during the current period. It is the Funds’ policy to recognize transfers into and out of all levels at the end of the reporting period.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ net assets as of February 28, 2014:

Value Fund
	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Security Type
Common Stocks*	$30,932,030	$-	$-	$30,932,030
Exchange-Traded Funds	385,500	-	-	385,500
Short-Term Investments	4,928,373	-	-	4,928,373
Total	$36,245,903	$-	$-	$36,245,903

Small Cap Value Fund
	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Security Type
Common Stocks*	$58,761,029	$-	$-	$58,761,029
Mutual Funds	836,205	-	-	836,205
Short-Term Investments	13,805,494	-	-	13,805,494
Total	$73,402,728	$-	$-	$73,402,728

*	All sub-categories within common stocks represent Level 1 evaluation status. See Schedules of Investments for industry categories.

Item 2.  Controls and Procedures

a)
The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as conducted within 90 days of the filing of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s most recent fiscal quarter that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.  Exhibits

(a)
Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

Exhibit No.	Description of Exhibit
99.1	Certification of Principal Executive Officer
99.2	Certification of Principal Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    Bragg Capital Trust

/s/ Steven H. Scruggs
By: Steven H. Scruggs
President
April 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Steven H. Scruggs
By: Steven H. Scruggs
President
April 23, 2014

/s/ Benton S. Bragg
By: Benton S. Bragg
Treasurer
April 23, 2014